NOTE 5 - LEASES: Lessee, Operating Lease, Disclosure (Tables)	Mar. 31, 2023
March 31, 2023
Lessee, Operating Lease, Disclosure
2023	$ 51,169
2024	$ 70,883
2025	$ 5,926
Total	$ 144,851

December 31, 2022
Lessee, Operating Lease, Disclosure
2023	$ 68,042
2024	$ 70,883
2025	$ 5,926
Total	$ 144,851